As filed with the Securities and Exchange Commission on January 11, 2000

                                      Securities Act Registration No:  333-82833
                              Investment Company Act Registration No:  811-09445

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    [ X ] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No. ___
                        (Check appropriate box or boxes)

                             INGENUITY CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)
                               26888 Almaden Court
                               LOS ALTOS, CA 94022
                    (Address of Principal Executive Offices)
                     (Number, Street, City, State, Zip Code)

                                 (650) 948-1216
              (Registrant's Telephone Number, Including Area Code)

                                 Kendrick W. Kam
                        Ingenuity Capital Management LLC
                               26888 Almaden Court
                               LOS ALTOS, CA 94022
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                                Roy W. Adams, Jr.
                                 Attorney At Law
                             1024 Country Club Drive
                                    Suite 135
                                Moraga, CA 94556

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest, with par value $0.001 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the aforementioned shares previously registered on Form N-1A.



                              CROSS REFERENCE SHEET

FORM N-14 PART A           ITEM                               LOCATION IN PROSPECTUS/PROXY STATEMENT
1                          Beginning of Registration          Front Cover; Cross Reference
                           Statement and Outside Front
                           Cover Page of Prospectus

2                          Beginning and Outside Back         Table of Contents
                           Cover Page of Prospectus

3                          Fee Table, Synopsis                Introduction; Description of the Proposed
                           Information, and Risk Factors      Reorganization; Comparison of the Funds;

                                                              Risk Factors

4                          Information About the              Introduction, The Proposal, Description of
                           Transaction                        the Proposed Reorganization

5, 6                       Information About the              Comparison of the Funds; Risk Factors;
                           Registrant                         Further Information About the Fund and the
                                                              Acquiring Fund

7                          Voting Information                 Shares and Voting; Vote Required

8                          Interest of Certain Persons        Miscellaneous Issues

9                          Additional Information             Not Applicable
                           Required for Reoffering by
                           Persons Deemed to be
                           Underwriters

FORM N-14 PART B,          ITEM                               LOCATION IN STATEMENT OF ADDITIONAL INFORMATION

10                         Cover Page                         Cover Page

11                         Table of Contents                  Table of Contents

12                         Additional Information About       Incorporation of Documents by Reference in
                           the Registrant                     Statement of Additional Information

13                         Additional Information About       Not Applicable
                           the Company Being Acquired

14                         Financial Statements               Incorporation of Documents by Reference in
                                                              Statement of Additional Information

FORM N-14 PART C           ITEM

15-17 Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.


THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Pre-Effective Amendment No. 3 to the Registration Statement of Ingenuity Capital Trust, filed November 24, 1999 (SEC File No. 811-09445):

         Prospectus for Ingenuity Medical Specialists Fund, dated December 14, 1999.

         Statement of Additional Information for Ingenuity Medical Specialists Fund, dated December 14, 1999.

From Post-Effective Amendment No. 9 of Firsthand Funds, filed August 31, 1999 (SEC File No. 811-8268):

         Prospectus for Firsthand Medical Specialists Fund, dated August 31,
         1999.

         Statement of Additional Information for Firsthand Medical Specialists Fund (and three other series of Firsthand Funds), dated May 11, 1999.

As previously sent to shareholders of Firsthand Medical Specialists Fund, and as filed with the SEC pursuant to Rule 30b2-1:

         Annual Report for the Firsthand Medical Specialists Fund (with other funds of Firsthand Funds), for the fiscal year ended December 31, 1998, as contained in the Annual Report for Firsthand Funds dated as of and for the periods ended December 31, 1998.

         Semi-Annual Report for the Firsthand Medical Specialists Fund (with other funds of Firsthand Funds), for the semi-annual fiscal year ended June 30, 1999, as contained in the Semi-Annual Report for Firsthand Funds dated as of and for the periods ended June 30, 1999.



                                 FIRSTHAND FUNDS

                        101 Park Center Plaza, Suite 1300

                           San Jose, California 95113

                                January __, 2000

Dear Medical Specialists Fund Shareholder,

I am writing to shareholders of the Firsthand Medical Specialists Fund ("Fund") to inform you of a Special Meeting of Shareholders to be held on January __, 2000. Before that meeting, I would like your vote on the important issue affecting your Fund as described in the attached Combined Prospectus/Proxy Statement.

The meeting is being held to vote on one proposal to complete the restructuring of the Fund. As you know, in October 1999, we held a special meeting to vote on restructuring the adviser for the Fund ("Adviser Restructuring"). The Adviser Restructuring was approved and as a result Interactive Research Advisers is no longer the adviser for the Fund. Also, although I am still portfolio manager of the Fund, I am no longer an owner, director or officer of the Interactive Research Advisers or a Trustee of the Firsthand Funds. I have formed my own investment advisory firm - Ingenuity Capital Management LLC - and continue to advise your Fund through this new advisory firm.

To fully complete the restructuring of the Fund, the Board of Trustees proposes that shareholders consider and act upon the Agreement and Plan of Reorganization whereby your Fund would be transferred on a tax-free basis out of the Firsthand Funds into a new mutual fund group - Ingenuity Capital Trust. Ingenuity Capital Trust would be a group of mutual funds advised by Ingenuity Capital Management LLC. If approved by the Fund's shareholders, this proposal will not result in any change in your Fund's investment objective, policies or strategies.

Furthermore, there will be no tax consequences to Fund shareholders.

If this proposal is approved:

o I will continue to be portfolio manager of your Fund;
o There will be no changes to the expenses of your Fund; and
o The Fund will become a series of Ingenuity Capital Trust group of mutual funds instead of Firsthand Funds.

The Board of Trustees of Firsthand Funds has approved the proposal and recommends that you vote FOR this proposal.

Attached with this letter are a Notice of Special Meeting of Shareholders, a Combined Prospectus/Proxy Statement and a proxy card. I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Regardless of the number of Fund shares you own, it is important that your shares are represented and voted on the proposal.

Please take the time to familiarize yourself with the proposal. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, complete, date, sign and return the enclosed proxy card in the enclosed envelope. If you have any questions about the proxy, please call (650) 948-1216.

We thank you for your time and for your investment in your Fund.

Sincerely,

----------------------
KENDRICK W. KAM, PRESIDENT
INGENUITY CAPITAL MANAGEMENT LLC



                                 FIRSTHAND FUNDS
                              101 Park Center Plaza
                           San Jose, California 95113

                       Firsthand Medical Specialists Fund
                                 (650) 948-1216

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                       FIRSTHAND MEDICAL SPECIALISTS FUND
                           TO BE HELD January __, 2000

To the Shareholders of Firsthand Medical Specialists Fund:

                  NOTICE IS HEREBY GIVEN that a special meeting (the "Meeting") of shareholders of Firsthand Medical Specialists Fund (the "Fund"), a series of Firsthand Funds, will be held at the Rickey's Hyatt Hotel, located at 4219 El Camino Real, Palo Alto, California 94306 on January __, 2000 at 10:00 a.m., local time, for the following purposes:

                  1. To approve or disapprove a proposed reorganization of the Fund into Ingenuity Medical Specialists Fund, a series of Ingenuity Capital Trust.

                  2. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

                  Only shareholders of record at the close of business on January __, 2000 (the "Record Date"), will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

                                       By Order of the Board of Trustees

                                       Secretary

San Jose, California
January ___, 2000


                  YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY
                      SHARES YOU OWNED ON THE RECORD DATE.
                               -------------------

AS A SHAREHOLDER OF THE FIRSTHAND MEDICAL SPECIALISTS FUND, YOU ARE ASKED TO ATTEND THE SPECIAL MEETING EITHER IN PERSON OR BY PROXY. IF YOU ARE UNABLE TO ATTEND, WE URGE YOU TO PLEASE INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION IN MAILING YOUR PROXY PROMPTLY.



                                      PROXY

                     FOR SPECIAL MEETING OF SHAREHOLDERS OF
                       FIRSTHAND MEDICAL SPECIALISTS FUND
                               ON JANUARY __, 2000

         The undersigned hereby appoints each of Kendrick W. Kam and Roy W. Adams, Jr., proxy for the undersigned, each with full power of substitution, to represent the undersigned and to vote all of the shares of Firsthand Medical Specialists Fund (the "Fund") of Firsthand Funds (the "Trust") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held on January __, 2000 and at any adjournment thereof.

         1. To approve a reorganization of the Fund into Ingenuity Medical Specialists Fund (the "Acquiring Fund"), a series of Ingenuity Capital Trust, which provides for (a) the transfer of all of the net assets of the Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund (the "Acquiring Fund Shares") of equivalent value, (b) the pro rata distribution of such Acquiring Fund Shares to the shareholders of the Fund in full redemption of such shareholders' shares in the Fund, and (c) the immediate liquidation and termination of the Fund.

           [  ]  FOR               [  ]  AGAINST            [  ]  ABSTAIN

         And, in their discretion, to transact any other business that may lawfully come before the Meeting or any adjournment(s) thereof.

                  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES AND WILL BE VOTED AS DIRECTED HEREIN. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

Dated:___________________________, 2000


---------------------------------
Signature of Shareholder


---------------------------------
Signature of Shareholder

When shares are registered jointly in the names of two or more persons, ALL must sign. Signature(s) must correspond exactly with the name(s) shown. Please sign, date and return promptly in the enclosed envelope.



                    -----------------------------------------

                                     PART A

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                            FOR THE REORGANIZATION OF

                       FIRSTHAND MEDICAL SPECIALISTS FUND

                                      INTO

                       INGENUITY MEDICAL SPECIALISTS FUND

                    -----------------------------------------



                     COMBINED PROXY STATEMENT AND PROSPECTUS
                             Dated: January __, 2000

                                 FIRSTHAND FUNDS
                       FIRSTHAND MEDICAL SPECIALISTS FUND

                                       AND

                             INGENUITY CAPITAL TRUST
                       INGENUITY MEDICAL SPECIALISTS FUND

         This Combined Proxy Statement and Prospectus, is furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board of Trustees") of Firsthand Funds (the "Firsthand Trust") for use at the Special Meeting (the "Meeting") of shareholders of the Firsthand Medical Specialists Fund (the "Fund"), a separate series of the Firsthand Trust, to be held at the Rickey's Hyatt Hotel, 4219 El Camino Real Alto, California 94306 on January ___, 2000, at 10 a.m. local time.

         At the Meeting, the shareholders of the Fund will be asked to vote on the approval or disapproval of a proposed reorganization (the "Reorganization") of the Fund into Ingenuity Medical Specialists Fund (the "Acquiring Fund"), a series of Ingenuity Capital Trust (the "Ingenuity Trust"). The Reorganization will include (a) the transfer of all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquiring Fund Shares") of equivalent value to the assets and liabilities transferred, (b) the pro rata distribution of such Acquiring Fund Shares to shareholders of record of the Fund as of the effective date of the Reorganization (the "Effective Date") in full redemption of such shareholders' shares in the Fund, and (c) the immediate liquidation and termination of the Fund. As a result of the Reorganization, each shareholder of the Fund as of the Effective Date will hold Acquiring Fund Shares having the same aggregate net asset value as the shares of the Fund held by such shareholder immediately before consummation of the Reorganization. Lawyers for the Fund will issue an opinion to the effect that for federal income tax purposes, the Reorganization will be treated as a tax-free reorganization that will not cause the Fund's shareholders to recognize a gain or loss for federal income tax purposes. See
Section II.A.3 below.

         Both the Firsthand Trust and the Ingenuity Trust are open-end management investment companies. The investment objective of both the Fund and the Acquiring Fund is long-term growth of capital. The Board of Trustees, including the non-interested Trustees, have determined that it is in the best interest of the Fund and its shareholders for the Fund to be reorganized into the Ingenuity Medical Specialists Fund. In making this determination, the Board of Trustees considered the fact that Mr. Kam, the portfolio manager of the Fund, was no longer a shareholder or employee of Interactive Research Advisers, Inc., the investment adviser for the other Firsthand Funds. The Board further considered the fact that in connection with the reorganization, Mr. Kam resigned as a Trustee of the Firsthand Trust, established his own advisory firm and as of September 10, 1999, Mr. Kam's new firm, Ingenuity Capital Management LLC, has managed the Fund. The Board of Trustees concluded that Mr. Kam could give more guidance on the investment style and philosophy of the Fund in a separate trust entity.

         This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the Fund should know before voting on the proposal. It should be read and retained for future reference.

         The registration statement for the Acquiring Fund (which includes the Prospectus and the Statement of Additional Information for the Acquiring Fund dated December 14, 1999) , the Prospectus for the Fund dated August 31, 1999, the combined Statement of Additional Information relating to the Fund (as well as certain other mutual funds in the Firsthand Family of Funds) dated May 11, 1999, and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith, are on file with the SEC and are incorporated by reference herein. A copy of the Prospectus of the Acquiring Fund dated December 14, 1999 and a copy of the Prospectus of the Fund dated August 31, 1999 accompany this document.

         The Statement of Additional Information of the Acquiring Fund dated December 14, 1999, the Statement of Additional Information of the Fund (as well as certain other Firsthand Funds) dated May 11, 1999 and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith are available without charge by writing to Ingenuity Capital Management LLC, 26888 Almaden Court, Los Altos, California 94022 or by calling (650) 948-1216.

         The Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 1998 containing audited financial statements of the Fund and the Semi-Annual Report to Shareholders of the Fund for the fiscal period ended June 30, 1999 containing unaudited financial statements of the Fund have previously been mailed to each shareholder entitled to vote at the Meeting. Additional copies of that Annual Report and/or Semi-Annual Report are available without charge by writing or calling the Trust at its address and telephone number listed above. The Acquiring Fund is a new series of Ingenuity Trust and has not commenced operations. Therefore, no Annual Report to Shareholders of the Acquiring Fund is available. It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about January __, 2000.

         The principal executive offices of the Firsthand Trust are located at 101 Park Center Plaza, Suite 1300, San Jose, California 95113 (telephone: (408) 294-2200). The principal executive offices of the Ingenuity Trust are located at 26888 Almaden Court, Los Altos, California 94022 (telephone: (650) 948-1216).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

I.    INTRODUCTION.............................................................4

   A.    BACKGROUND AND SUMMARY................................................4
   B.    THE PROPOSAL..........................................................5
   C.    COMPARISON OF EXPENSES................................................6
   D.    SHARES AND VOTING.....................................................7

II.      THE PROPOSAL:  APPROVAL OF THE PROPOSED REORGANIZATION................8

   A.    DESCRIPTION OF THE PROPOSED REORGANIZATION............................8
      1.    THE REORGANIZATION.................................................8
      2.    EFFECT OF THE REORGANIZATION.......................................9
      3.    FEDERAL INCOME TAX CONSEQUENCES...................................10
      4.    DESCRIPTION OF THE ACQUIRING FUND SHARES..........................11
      5.    CAPITALIZATION....................................................11

   B.    COMPARISON OF THE FUNDS..............................................11
      1.    INVESTMENT OBJECTIVES AND POLICIES................................11
      2.    INVESTMENT RESTRICTIONS...........................................12
      3.    COMPARATIVE PERFORMANCE INFORMATION...............................13
      4.    ADVISORY FEES AND OTHER EXPENSES..................................14
      5.    DISTRIBUTION AND SHAREHOLDER SERVICES.............................14
      6.    DISTRIBUTION PLANS................................................15
      7.    ADMINISTRATION, CUSTODY, FUND ACCOUNTING AND TRANSFER AGENCY
            SERVICES..........................................................15
      8.    PURCHASE PROCEDURES...............................................16
      9.    REDEMPTION AND EXCHANGE PROCEDURES................................16
      10.      INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES........16
      11.      PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS...............17
      12.      SHAREHOLDERS'RIGHTS............................................17

   C.    RISK FACTORS.........................................................18
   D.    RECOMMENDATION OF THE BOARDS OF TRUSTEES.............................18
   E.    DISSENTERS'RIGHTS OF APPRAISAL.......................................19
   F.    FURTHER INFORMATION ABOUT THE FUND AND THE ACQUIRING FUND............19
   G.       VOTE REQUIRED.....................................................19
   H.       FINANCIAL HIGHLIGHTS..............................................20

III.     MISCELLANEOUS ISSUES.................................................21

   A.    OTHER BUSINESS.......................................................21
   B.    NEXT MEETING OF SHAREHOLDERS.........................................21
   C.    LEGAL MATTERS........................................................21
   D.    EXPERTS..............................................................21






                                I. INTRODUCTION

A. BACKGROUND AND SUMMARY

         In September this year, shareholders of the Fund were asked to approve a new investment advisory agreement with Ingenuity Capital Management LLC ("Ingenuity"), an investment advisory firm organized by Mr. Kendrick Kam. Mr. Kam is, and always has been, the sole portfolio manager of the Firsthand Medical Specialists Fund. In connection with the reorganization of Interactive Research Advisers, Inc. ("Interactive Advisers"), Mr. Kam ceased to be a shareholder and officer of Interactive Advisers and as of September 10, 1999, Mr. Kam continued to advise the Fund under his new investment advisory company - Ingenuity.

         In this combined proxy statement and prospectus, Mr. Kam is seeking approval by the Fund's shareholders to reorganize the Fund out of the Firsthand Funds mutual funds group to become a fund in a separate mutual fund family organized by Mr. Kam. This transfer would be accomplished by reorganizing the Fund into a new series of Ingenuity Capital Trust (the "Ingenuity Trust") called the Ingenuity Medical Specialists Fund (the "Acquiring Fund"). Following this reorganization, the shareholders of the Fund would become shareholders of the Acquiring Fund. The Acquiring Fund will be the sole initial series of Ingenuity Trust, a Delaware business trust. The proposed reorganization of the Fund into the Ingenuity Medical Specialists Fund is called the "Reorganization."

         Mr. Kam is seeking shareholders' approval for the Reorganization in order to allow him, through Ingenuity, to continue managing the Fund in a mutual fund environment which would allow him to manage the Fund (in its new form) using the same investment style. Mr. Kam believes that in order to do so, he would need to be able to advise the Fund in a situation where Mr. Kam could give more guidance on the investment style and philosophy of the entire trust as well as the investment advisory entity advising the trust. As of September 9, 1999, Mr. Kam was no longer a shareholder nor an employee of Interactive Advisers, the sponsor of the Firsthand Funds (even though he will continue as a consultant for at least four years). In addition, on September 9, 1999, in connection with the closing of the reorganization of Interactive Advisers, Mr. Kam resigned as a Trustee of Firsthand Funds. Mr. Kam anticipates that his resignation as Trustee and the termination of his employment with Interactive Advisers will diminish his ability to manage the Fund in the style that he believes will be most effective. Accordingly, Mr. Kam has proposed, with no objection from Interactive Advisers or the Trustees of Firsthand Funds, to establish a Acquiring Fund group to be advised by Mr. Kam's own investment advisory company Ingenuity, a separate entity of which Mr. Kam will be the sole controlling shareholder. Ingenuity is not affiliated with Interactive Advisers.

         Even though the Ingenuity Trust initially would have only one series -- the Acquiring Fund -- it is anticipated that, in the future, additional series may be added, each reflecting Mr. Kam's own unique value investment style in the medical/health-care industry.

         The cost of the Reorganization and of the Meeting and solicitation of proxies therefor, including the cost of copying, printing and mailing of proxy materials, will be borne by Ingenuity and not by either the Fund or the Acquiring Fund. In addition to solicitations by mail, proxies may also be solicited by officers of the Firsthand Trust or Ingenuity Trust, without special compensation, by telephone, facsimile or otherwise.

B. THE PROPOSAL

         At the Meeting, the shareholders of the Fund will be asked to approve the proposed Reorganization of the Fund into the Acquiring Fund. The Reorganization will include the transfer of all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund of equivalent value, the pro rata distribution of such Acquiring Fund Shares to the shareholders of the Fund in full redemption of such shareholders' shares in the Fund, and the immediate liquidation and termination of the Fund.

         The Fund and the Acquiring Fund (collectively, the "Funds") have identical investment objectives and policies. The investment objective of both the Fund and the Acquiring Fund is long-term growth of capital.
Investments in the Funds are subject to substantially identical risks.
See Section II.C. below.

         The purchase and redemption arrangements of the Funds are substantially identical. The Acquiring Fund and the Fund have different distribution and exchange arrangements which are more fully discussed in Section II.B. below.

         Shareholders should note that if the Reorganization is consummated, shareholders of the Fund will no longer be able to exchange their Fund shares into shares of another fund in the Firsthand Funds or enjoy any of the other shareholder privileges associated with being a shareholder of a fund in the Firsthand Funds. As discussed below, the Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of the Fund and its shareholders, and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed Reorganization. See Section II.D. below.

C. COMPARISON OF EXPENSES

         The following table shows the comparative fees and expenses you may pay if you buy and hold shares of the Fund and the Acquiring Fund (collectively, the "Funds"). The Funds do not impose any front-end or deferred sales loads and they do not charge shareholders for exchanging shares or reinvesting dividends.

FEES AND EXPENSES OF THE FUNDS

-------------------------------------------------------------- ------------------ ------------------ ------------------
                                                                                                         INGENUITY
                                                                   FIRSTHAND          INGENUITY           MEDICAL
                                                                    MEDICAL            MEDICAL       SPECIALISTS FUND
                                                               SPECIALISTS FUND   SPECIALISTS FUND      (PRO FORMA)
-------------------------------------------------------------- ------------------ ------------------ ------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)           None               None               None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
Management Fee                                                       1.50%              1.50%              1.50%
Distribution/Service (12b-1) Fee                                     0.00%              0.00%              0.00%
Other Expenses                                                       0.45%              0.45%              0.45%
                                                                     -----              -----              -----
Total Annual Fund Operating Expenses(1)                              1.95%              1.95%              1.95%
-------------------------------------------------------------- ------------------ ------------------ ------------------

(1) The Investment Advisory Agreement for the Fund and the Acquiring Fund each limits the respective Fund's total annual operating expenses to 1.95% of the Fund's total average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

EXPENSE EXAMPLE
         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                            1 YEAR       3 YEARS        5 YEARS       10 YEARS
-------------------------------------------- ------------- ------------- -------------- -------------
Firsthand Medical Specialists Fund               $198          $612         $1,052         $2,275
-------------------------------------------- ------------- ------------- -------------- -------------
Ingenuity Medical Specialists Fund               $198          $612         $1,052         $2,275
-------------------------------------------- ------------- ------------- -------------- -------------
Ingenuity Medical Specialists Fund (pro
    forma)                                       $198          $612         $1,052         $2,275
-------------------------------------------- ------------- ------------- -------------- -------------

D. SHARES AND VOTING

         The Firsthand Trust is a Delaware business trust and is registered with the SEC as an open-end management investment company. The Firsthand Trust currently has four operating series, or funds, outstanding (and two additional series currently under registration with the SEC), including the Fund. Each series or fund has its own investment objective and policies and operates independently for purposes of investments, dividends, other distributions and redemptions. The Fund has only one class of shares. The Acquiring Fund also has designated only one class of shares. The Fund's shareholders will receive shares of the Acquiring Fund in exchange for their Fund shares if the Reorganization is approved and consummated. In addition, neither the Acquiring Fund nor the Fund has a plan of distribution pursuant to Rule 12b-1 as promulgated under the Investment Company Act of 1940, as amended (the "1940 Act").

         Each share of the Fund, or fraction thereof, is entitled to one vote or corresponding fraction thereof at the Meeting. At the close of business on January __, 2000 (the "Record Date"), the record date for the determination of shareholders entitled to vote at the Meeting, there were _________________ shares outstanding held by _____ record holders (including omnibus accounts representing multiple underlying beneficial owners).

         All shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Meeting, it will be voted in accordance with such instruction. A proxy may be revoked by a shareholder at any time prior to its use by written notice to the Trust, by submission of a later-dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named therein as proxies in accordance with such persons' best judgment.

         The holders of a majority of outstanding shares entitled to vote present in person or by proxy will constitute a quorum. When a quorum is present, approval of the proposal will require the affirmative vote of the lesser of (i) 67% of the shares represented at the Meeting if more than 50% of the outstanding shares is represented, or (ii) shares representing more than 50% of the Fund's outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a Meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares which they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

         For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present. However, while broker non-votes are considered "present," they are disregarded in calculating the percentage of votes cast in favor of or against a proposal by those "voting securities present" when the voting requirement is based on achieving a percentage of the voting securities present in person or by proxy at the Meeting.

         As of the Record Date, the Fund's shareholders of record and (to the Firsthand Trust's knowledge) beneficial owners who owned more than five percent of the Fund's shares are as follows:

NAME                                               SHARES        % OWNERSHIP
Charles Schwab & Co.                            [          ]    [          %]
101 Montgomery Street

San Francisco, California 94104

Donaldson, Lufkin & Jenrette Securities Corp.   [          ]    [          %]
P.O. Box 2052

Jersey City, New Jersey 07303

National Financial Services Corp.               [          ]    [          %]
One World Financial Center
200 Liberty Street, 5th Floor
New York, New York 10281

         The Acquiring Fund is registered and effective with the Securities and Exchange Commission and does not have any public shareholders. Currently, Kendrick W. Kam, Arthur L. Roth and William J. Scilacci hold all the outstanding shares of the Acquiring Fund for organizational purposes only.

         The officers and trustees of the Firsthand Trust and Ingenuity Trust, as a group, owned of record and beneficially ____% of the outstanding voting securities of the Fund (for organizational purposes only) and 100% of the outstanding voting securities of the Acquiring Fund as of the Record Date.

                               II. THE PROPOSAL:
                     APPROVAL OF THE PROPOSED REORGANIZATION

A. DESCRIPTION OF THE PROPOSED REORGANIZATION

     1. THE REORGANIZATION

          If the Reorganization is approved, each shareholder of the Fund will become a shareholder of the Acquiring Fund. On the Effective Date, the Acquiring Fund will acquire the assets and liabilities of the Fund, and will issue to the Fund the number of Acquiring Fund Shares determined by dividing the value of the Fund's assets and liabilities so transferred by the net asset value of one Acquiring Fund Share. The assets and liabilities of the Fund and the net asset value of the Acquiring Fund will be calculated at the close of business on the date immediately preceding the Effective Date (the "Valuation Date") in accordance with the Funds' valuation procedures described in their respective Prospectuses (in the case of the Acquiring Fund, the Prospectus dated December 14, 1999 and, in the case of the Fund, the Prospectus dated August 31, 1999).

         Contemporaneously with that asset transfer, the Fund will distribute the Acquiring Fund Shares it receives pro rata to each remaining shareholder of the Fund based on the percentage of the outstanding shares of the Fund held of record by that shareholder on the Valuation Date.

         For example, on November 30, 1999, the value of the aggregate net assets of the Fund was approximately $12,126,880, the total number of outstanding Fund shares was 973,196, and the net asset value of each Acquiring Fund Share was $12.46. Therefore, if the Effective Date had been November 30, 1999, the Acquiring Fund would have issued a total of 973,196 Acquiring Fund Shares to the Fund, and the Fund would then have redeemed each of its then outstanding shares in exchange for one Acquiring Fund Shares.

         This distribution of the Acquiring Fund Shares by the Fund to its shareholders in full redemption of such shareholders' Fund shares will be accomplished by the establishment of book accounts on the Acquiring Fund's share records in the name of the respective shareholders of the Fund, representing the respective pro rata numbers of Acquiring Fund Shares deliverable to the Fund shareholders. Fractional shares will be carried to the third decimal place. Certificates evidencing the Acquiring Fund Shares will not be issued to the Fund's shareholders.

         Immediately following the Fund's pro rata liquidating distribution of the Acquiring Fund Shares to the Fund shareholders, the Fund will liquidate and terminate.

         Consummation of the Reorganization is subject to approval by the shareholders of the Fund and the satisfaction of certain other conditions. The Reorganization may be abandoned at any time before the Effective Date upon the vote of both independent trustees of the Trust's of the Board of Trustees or a majority of the Board of Trustees of Ingenuity Trust.

         Ingenuity and/or Mr. Kam will pay all costs and expenses of the Reorganization, including those associated with the Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Meeting.

         The above is a summary of the Reorganization. The summary does not purport to be a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached as EXHIBIT A to this document.

     2. EFFECT OF THE REORGANIZATION

         If the Reorganization is approved and completed, shareholders of the Fund as of the Effective Date will become shareholders of the Acquiring Fund, which will acquire the net assets of the Fund. The net asset value of the Acquiring Fund Shares held by each shareholder of the Fund immediately after consummation of the Reorganization will be equivalent to the net asset value of the Fund Shares held by that shareholder immediately before consummation of the Reorganization.

         On or before the Effective Date the Fund intends to distribute all of its then remaining net investment income and realized capital gain.

         Ingenuity, the current investment adviser to the Fund, will, after the Reorganization, continue to be the investment adviser for the Acquiring Fund. Interactive Advisers will cease to have any relationship with the operation of the Fund (in its new form as the Acquiring Fund). Also, after the Reorganization, Rafferty Capital Markets, Inc. will be distributor of the Acquiring Fund's shares instead of CW Fund Distributors, Inc., the distributor of shares of the Fund. It is, however, expected that the Acquiring Fund will be managed in accordance with its existing investment objective and policies, which are identical to that of the Fund.

     3. FEDERAL INCOME TAX CONSEQUENCES

         As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund must receive a favorable opinion from Paul, Hastings, Janofsky & Walker, LLP, counsel to the Fund, substantially to the effect that, for federal income tax purposes: (a) The transfer by the Fund of substantially all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares, as described above, is a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss is recognized by the Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund Shares; (c) no gain or loss is recognized by the Acquiring Fund on receipt of the Fund assets in exchange for the Acquiring Fund Shares; (d) the basis of the assets of the Fund in the hands of the Acquiring Fund is, in each instance, the same as the basis of those assets in the hands of the Fund immediately prior to the transaction; (e) the holding period of the Fund's assets in the hands of the Acquiring Fund includes the period during which the assets were held by the Fund; (f) no gain or loss is recognized to the shareholders of the Fund upon the receipt of the Acquiring Fund Shares solely in exchange for the Fund's shares;
(g) the aggregate basis of the Acquiring Fund Shares received by the Fund shareholders is, in each instance, the same as the aggregate basis of the Fund shares surrendered in exchange therefor; and (h) the holding period of the Acquiring Fund Shares received by the Fund shareholders includes the holding period during which shares of the Fund surrendered and exchanged therefor was held, provided that such shares were held as a capital asset in the hands of the Fund shareholders on the date of the exchange. The Trust does not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganization.

     4. DESCRIPTION OF THE ACQUIRING FUND SHARES

         Each Acquiring Fund Share issued to Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Acquiring Fund Share will represent an equal interest in the assets of the Acquiring Fund. The Acquiring Fund Shares will be sold and redeemed based upon the net asset value of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Fund's Prospectus.

     5. CAPITALIZATION

         The capitalization of the Funds as of June 30, 1999 and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

                          Acquiring           The
                             Fund            Fund          Pro Forma
                         (Unaudited)      (Unaudited)       Combined
                         ---------------- ---------------- ---------------
Aggregate net assets                $0**      $12,126,880     $12,126,880
Shares outstanding*                  0**          973,196         973,196
Net asset value per share        $0.00**           $12.46          $12.46
                         ---------------- ---------------- ---------------

*  Each Fund is authorized to issue an indefinite number of shares.
** The Acquiring Fund is a new series of Ingenuity Capital Trust that has recently been declared effective with the SEC. Therefore, it has not commenced operations.

B. COMPARISON OF THE FUNDS

         A brief comparison of the Funds is set forth below. See Section II.F. for more information.

     1. INVESTMENT OBJECTIVES AND POLICIES

         THE FUND / THE ACQUIRING FUND. Both the New Fund and the Fund will have identical investment objectives and policies. The investment objective of both the Fund and the New Fund is long-term growth of capital. In addition, each of the Fund and the New Fund seeks to achieve their investment objectives by investing at least sixty five percent (65%) of its assets in securities of companies in the medical/health care industry which Ingenuity considers to have a strong earnings growth outlook and potential for capital appreciation. The Investment Adviser defines the medical/health care industry to include cardiovascular medical devices, minimally invasive surgical tools, pharmaceuticals, managed care provider and generic drugs.

         The fundamental investment restrictions of the New Fund are identical to that of the Current Fund with some additions, and cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the Investment Company Act.

     2. INVESTMENT RESTRICTIONS

         Both the Acquiring Fund and the Fund have identical fundamental investment restrictions which cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the 1940 Act. Neither the Acquiring Fund nor the Fund may:

a. Underwrite the securities of other issuers, except that each Fund may, as indicated in the Prospectus, acquire restricted securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933;

b. Purchase or sell real estate or interests in real estate, but each Fund may purchase marketable securities of companies holding real estate or interests in real estate;

c. Purchase or sell commodities or commodity contracts, including futures contracts, except that each Fund may purchase and sell futures contracts to the extent authorized by the Board of Trustees;

d. Make loans to other persons except (i) by the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities or privately sold bonds, debentures or other debt securities immediately convertible into equity securities, such purchases of privately sold debt securities not to exceed 5% of each Fund's total assets, and (ii) the entry into portfolio lending agreements (i.e., loans of portfolio securities) provided that the value of securities subject to such lending agreements may not exceed 30% of the value of each Fund's total assets;

e. Purchase securities on margin, but each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

f. Borrow money from banks except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of each Fund's total assets at the time any borrowing is made. While each Fund's borrowings are in excess of 5% of its total assets, each Fund will not purchase portfolio securities;

g. Purchase or sell puts and calls on securities, except that each Fund may purchase and sell puts and calls on stocks and stock indices;

h. Make short sales of securities;

i. Participate on a joint or joint and several basis in any securities trading account; or

j. Purchase the securities of any other investment company except in compliance with the 1940 Act.

The Acquiring Fund has two additional fundamental restrictions as follows. The Acquiring Fund may not:

a. Invest in the securities of any one industry, with the exception of securities of companies in the medical/healthcare industry and securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 65% of the Fund's total assets will be invented in the securities of companies engaged in the health and biotechnology industries.

b. Issue senior securities except that the Fund may borrow money in amounts up to 25% of the value of its total assets.

     3. COMPARATIVE PERFORMANCE INFORMATION

         The chart below shows the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The table compares each Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results. The Acquiring Fund has not commenced operations. Therefore, no performance information is available.

                       FIRSTHAND MEDICAL SPECIALISTS FUND*
                         Return for the Year ended 12/31

                                      1998
                                     -4.55%

*During the period described above in the bar chart, the Fund's best quarter was Q4 1998 (+31.97%) and its worst quarter was Q2, 1998 (-19.74%). Total return for 1999 through September 30, 1999 was 25.20%.

         The table below indicates the average annual total return (with capital gains and all dividends and distributions reinvested) for the Fund during the periods ending December 31, 1998. The Acquiring Fund is a new series that is not yet in operation. Therefore, no performance information is available.

                                          AVERAGE ANNUAL TOTAL RETURN
                                       ONE YEAR1           SINCE INCEPTION2

Firsthand Medical Specialists Fund      -4.55%                  -3.21%

Ingenuity Medical Specialists Fund        N/A                    N/A

Additional performance information on the Fund may be found in its December 31, 1998 Annual Report to Shareholders and the June 30, 1999 Semi-Annual Report to Shareholders.

-------------------------
1 Reflects return for the one-year period ended December 31, 1998. 2 Reflects return since inception on December 10, 1997.


     4. ADVISORY FEES AND OTHER EXPENSES

         The total advisory fees are identical between the Fund and the Acquiring Fund. Currently, Ingenuity Capital Management (as defined above, "Ingenuity") serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Fund and Ingenuity dated September 10, 1999. Prior to that day, Interactive Research Advisers served as investment adviser to the Fund. The Fund has agreed to pay Ingenuity (and, prior to September 10, 1999, Interactive Advisers) a fee, accrued each calendar day (including weekends and holidays) at the rate of 1.50% per annum of the daily net assets of the Fund. However, Ingenuity (and, for periods prior to September 10, 1999, Interactive Advisers) shall reduce such fee or, if necessary, make expense reimbursements to the Fund to the extent required to limit the total operating expenses of the Fund to 1.95% of its average daily net assets up to $200 million; 1.90% of such assets from $200 million to $500 million; 1.85% of such assets from $500 million to $1 billion; and 1.80% of such assets in excess of $1 billion. For the fiscal year ended December 31, 1998, the Fund paid advisory fees of to Interactive Advisers.

         After the Reorganization, Ingenuity will serve as investment adviser to the Acquiring Fund pursuant to a new Investment Advisory Agreement with the Fund. The Acquiring Fund will pay Ingenuity an annual advisory fee in the same amount and calculated in the same manner as the current fee structure between the Fund and Ingenuity.

     5. DISTRIBUTION AND SHAREHOLDER SERVICES

         CW Fund Distributors, Inc., an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending (and which is unaffiliated with Interactive Research Advisers or Ingenuity), has served as distributor of the Fund's shares since the Fund's inception. Rafferty Capital Markets, Inc. (which is also unaffiliated with either Ingenuity or Interactive Advisers) will serve as distributor of the Acquiring Fund upon the effectiveness of the Acquiring Fund's registration statement on Form N-1A.

         The Acquiring Fund shares to be issued in the Reorganization will be subject to an identical fee structure as that currently in place for the Fund. No sales charge is imposed by either the Fund or the Acquiring Fund on either initial purchase of shares, subsequent redemption (other than a wire transfer fee in the case of a redemption by wire transfer), or reinvestment of dividends or capital gains distributions.

     6. DISTRIBUTION PLANS

         Both the Acquired Fund and the Fund offer only one class of shares and sell their shares directly to the public at net asset value, without any sales load or Rule 12b-1 fee. Therefore, neither the Acquiring Fund nor the Fund has adopted a Rule 12b-1 distribution plan and no distribution fees are charged to the Fund.

     7. ADMINISTRATION, CUSTODY, FUND ACCOUNTING AND TRANSFER AGENCY SERVICES

         Pursuant to an Administration Agreement (the "Administration Agreement") between Ingenuity Trust and the adviser, Ingenuity Capital Management (as defined above, "Ingenuity"), Ingenuity would act as administrator for Ingenuity Trust and provide various administrative services including (but not limited to) arranging for the maintenance of certain books and records of the Acquiring Fund, preparing and mailing certain documents in connection with tax and disclosure obligations, preparing agendas and supporting documentation for, and minutes of, meetings of the Ingenuity Trust Board of Trustees and meetings of shareholders and coordinating all relationships between the Acquiring Fund and its other service providers.

         The administration services provided to Ingenuity Trust pursuant to the Administration Agreement are similar in scope to the administration services provided to the Trust pursuant to its existing administration agreement with Interactive Research Advisers.

         Pursuant to a Custody Agreement (the "Custody Agreement") between Ingenuity Trust and Firstar Bank, N.A. ("Firstar"), Firstar would act as custodian of the portfolio securities, cash and other property of the Acquiring Fund. Firstar also currently serves as custodian to the Fund pursuant to an existing custody agreement with the Firsthand Trust. The terms of the Custody Agreement relating to custodial services are similar to the terms of the Trust's existing custodian arrangement.

         Pursuant to a transfer agency agreement (the "Transfer Agency Agreement") between Ingenuity and Firstar Mutual Fund Services, LLC, Firstar Mutual Fund Services, LLC would act as the transfer agent for the Acquiring Fund. The services provided under the Transfer Agency Agreement are similar to those provided under the Trust's existing transfer agency agreement.

     8. PURCHASE PROCEDURES

         The Fund generally requires a minimum initial investment of $10,000 for regular accounts or $2,000 for IRAs, and minimum subsequent investments of $50 or more. The Acquiring Fund has identical minimum purchase requirements.

         The Fund's shares are purchased at the public offering price, which is based on the net asset value next determined after the Fund's transfer agent receives a shareholder's order in proper form. In most cases, in order to receive that day's public offering price, the Fund's transfer agent must receive a shareholder's order in proper form before the close of regular trading on the New York Stock Exchange. If a shareholder buys shares through his or her investment representative, the representative must receive the shareholder's order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. The Acquiring Fund shares are purchased using a similar method except that if a shareholder buys shares through his or her investment representative, the transfer agent must receive the shareholder's order from the representative before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. To eliminate the need for safekeeping, neither the Fund nor the Acquiring Fund will issue certificates.

         Both Funds have automatic investment plans under which selected amounts are electronically withdrawn from shareholders' accounts with banks and are applied to purchase shares of the Funds. Both Funds provide for three methods to purchase shares -- through an investment representative, through the Fund's Distributor, and through the Automatic Investment Plan.

     9. REDEMPTION AND EXCHANGE PROCEDURES

         Shareholders of both Funds may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any fee or other charge.

         Each Fund may involuntarily redeem a shareholder's shares if at such time the aggregate net asset value of the shares in a shareholder's account (other than an IRA account) is less than $10,000 (based on amounts invested, unaffected by market fluctuations). In the event of any such redemption, a shareholder will receive at least 60 days' notice prior to the redemption.

         The Fund's shareholders may currently exchange their shares for shares of certain other funds in the Firsthand Funds family at net asset value. Shares of the Acquiring Fund, however, may not be exchanged into shares of any funds within the Firsthand Funds family.

     10. INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

         Each of the Fund and the Acquiring Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. Both Funds currently intend to distribute at least annually any net investment income and any net realized capital gains. Both Funds also have identical distribution options dividends and distributions are automatically reinvested in additional shares of the Funds unless cash payments are specifically requested. Shareholders of each of the Fund or the Acquiring Fund can change his or her distribution option by notifying the transfer agent in writing.

         Each Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

     11. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         In the case of each of the Fund and the Acquiring Fund, Ingenuity is responsible for decisions to buy and sell securities, broker-dealer selection, and negotiation of commission rates through its capacity as adviser. In placing orders for the Funds' portfolio transactions, Ingenuity will use its best efforts to seek to execute portfolio transactions in a manner which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. In assessing the best overall terms available for any transaction, Ingenuity considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. Ingenuity is not required to obtain the lowest commission or the best net price for the Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to the Fund relative to other accounts they manage or otherwise materially adverse to any other accounts.

     12. SHAREHOLDERS' RIGHTS

         Both the Firsthand Trust and Ingenuity Trust are Delaware business trusts. Because the Acquired Fund is a series of the Firsthand Trust and the Acquiring Fund is a series of Ingenuity Trust, their operations are governed by their respective Trust's Declaration of Trust and By-laws and applicable Delaware law.

         The Funds normally will not hold meetings of shareholders except as required under the Investment Company Act and Delaware law. However, shareholders holding 10% or more of the outstanding shares of either the Acquiring Fund or the Acquired Fund may call meetings for their respective Trust for the purpose of voting on the removal of one or more of the Trustees.

         Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of the Funds entitled to one vote for each full share of the Funds (and a fractional vote for each fractional share) held in the shareholder's name on the books of the Funds as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of all the Funds will be voted in the aggregate on other matters, such as the election of trustees and ratification of the Board of Trustees' selection of the Funds' independent accountants.

C. RISK FACTORS

         The Acquiring Fund's portfolio, like that of the Fund, is subject to the general risks and considerations associated with equity investing. In addition, both the Fund and the Acquiring Fund invest primarily in companies within the health and biotechnology segments. This makes the Funds subject to greater risk because of their concentration of investment in a single industry and within certain segments of the industry. For example, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments. Furthermore, some of the securities which both the Acquiring Fund and the Fund may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group. The risks of investing in the Acquiring Fund are not expected to be greater than investing in the Fund.

D. RECOMMENDATION OF THE BOARDS OF TRUSTEES

         The Boards of Trustees of the Firsthand Trust and Ingenuity Trust (including a majority of the independent Trustees of each trust), after due consideration, has unanimously determined that the Reorganization is in the best interests of the shareholders of the Fund (in the case of the Trust's Trustees) and the Acquiring Fund (in the case of Ingenuity Trust's Trustees) and that the interests of the existing shareholders of neither the Fund nor the Acquiring Fund, as the case may be, would not be diluted thereby. The Boards specifically considered the following factors:

(1) The favorable efficiencies that could result if Mr. Kam and Ingenuity were able to continue managing the Fund under a fund complex which reflects his investment style.

(2) All the expenses of the Reorganization are to be borne by Ingenuity and/or Mr. Kam and that shareholders of the Fund do not need to bear any expenses.

THE TRUSTEES OF THE FIRSTHAND TRUST RECOMMEND THAT SHAREHOLDERS OF THE FUND VOTE FOR THE ADOPTION OF THE PROPOSAL.

E. DISSENTERS' RIGHTS OF APPRAISAL

         Shareholders of the Fund who object to the proposed Reorganization will not be entitled to any "dissenters' rights" under Delaware law. However, those shareholders have the right at any time up to the Effective Date to redeem shares of the Fund at net asset value or to exchange such shares for shares of the other funds offered by the Firsthand Trust without charge. After the Reorganization, such shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value in accordance with the procedures described in the Acquiring Fund's Prospectus dated December 14, 1999.

F. FURTHER INFORMATION ABOUT THE FUND AND THE ACQUIRING FUND

         Further information about the Fund is contained in its current Prospectus dated August 31, 1999 and the Statement of Additional Information dated May 11, 1999, which are incorporated herein by reference. Further information about the Acquiring Fund is contained in its Prospectus dated December 14, 1999 and the Statement of Additional Information dated December 14, 1999. Documents that relate to the Fund are available, without charge, by writing to Firsthand Funds, 101 Park Center Plaza, Suite 1300, San Jose, California 95113 or by calling (650) 948-1216. Copies of the Fund's prospectus and the Acquiring Fund's Prospectus also accompany this Combined Proxy Statement and Prospectus.

         The Firsthand Trust is subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549.

G. VOTE REQUIRED

         Approval of the proposed Reorganization requires the affirmative vote of the Record Date holders of at least the lesser of (i) sixty seven percent (67%) of the shares represented at the Meeting if more than fifty percent (50%) of the outstanding shares is represented, or (ii) shares representing more than fifty percent (50%) of the Fund's outstanding shares. If the shareholders of the Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Trustees will take such further action as it deems to be in the best interest of the Fund and its shareholders subject to approval by the shareholders of the Fund if required by applicable law.

H. FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The Fund's financial statements are included in the Statement of Additional Information, which is available upon request.

                                                                             FIRSTHAND MEDICAL SPECIALISTS FUND

                                                                           Year                   Period
                                                                           Ended                  Ended

                                                                         12/31/98              12/31/97(A)

                                                                  ------------------------ ---------------------
Net asset value at beginning of period                                    $ 10.12                 $10.00
                                                                  ------------------------ ---------------------

Income from investment operations:
         Net investment income (loss)                                     (0.10)                   0.01
         Net realized and unrealized gains (losses) on
         investments                                                      (0.36)                   0.11
                                                                  ------------------------ ---------------------
Total from investment operations                                          (0.46)                   0.12
                                                                  ------------------------ ---------------------

Less distributions:
         Dividends from net investment income                               --                      --
         Distributions from net realized gains                              --                      --
                                                                  ------------------------ ---------------------
Total distributions                                                         --                      --
                                                                  ------------------------ ---------------------
Net asset value at end of period                                           $9.66                  $10.12
                                                                  ------------------------ ---------------------
Total return                                                              (4.55%)                1.20%(B)
                                                                  ------------------------ ---------------------
Net assets at end of period (millions)                                     $4.5                    $2.4
                                                                  ------------------------ ---------------------
Ratio of expenses to average net assets                                    1.95%                 1.81%(C)

Ratio of net investment income (loss) to average net assets               (1.33%)                1.75%(C)

Portfolio turnover rate                                                    160%                     0%

(A) Represents the period from commencement of operations (December 10, 1997) through December 31, 1997.
(B) Not annualized.
(C) Annualized.


                           III. MISCELLANEOUS ISSUES

A. OTHER BUSINESS

         The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board of Trustee's intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B. NEXT MEETING OF SHAREHOLDERS

         The Trust is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. If the Reorganization is not consummated, the next meeting of the shareholders of the Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to such meeting, and must satisfy all other legal requirements.

C. LEGAL MATTERS

         Certain legal matters in connection with the issuance of the Acquiring Fund Shares will be passed upon for the Ingenuity Trust by Roy W. Adams, Jr., Attorney at Law.

D. EXPERTS

         The financial statements of the Firsthand Medical Specialists Fund for the year ended December 31, 1998 contained in the Trust's 1999 Annual Report to Shareholders, together with the related independent auditors reports, as stated are incorporated herein by reference.

              PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                   RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE


                                    EXHIBIT A
                      Agreement and Plan of Reorganization


                       FIRSTHAND MEDICAL SPECIALISTS FUND

                      AGREEMENT AND PLAN OF REORGANIZATION

                  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 3rd day of January, 2000, by and between INGENUITY CAPITAL TRUST ("Ingenuity Capital Trust"), a Delaware business trust, for itself and on behalf of the Ingenuity Medical Specialists Fund (the "Acquiring Fund"), a series of Ingenuity Capital Trust, and FIRSTHAND FUNDS ("Firsthand Funds"), a Delaware business trust, for itself and on behalf of the Firsthand Medical Specialists Fund (the "Acquired Fund"), a series of Firsthand Funds. Other than the Acquired Fund, no other series of Firsthand Funds is a party to this Agreement.

                  In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"), and that such Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code").

                  In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1. REORGANIZATION OF ACQUIRED FUND

         1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Fund's Stated Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund Assets, net of the Acquired Fund's Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the "Reorganization."

         1.2 (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

             (b) Before the Closing Date, the Acquired Fund will provide the Acquiring Fund with information regarding its assets and its known liabilities. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund's Assets prior to the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies.

         1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the Administrator of the Acquired Fund as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.4 Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Ingenuity Capital Trust, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective pro rata number of shares of the Acquiring Fund due such Acquired Fund Investor. All issued and outstanding shares of the Acquired Fund will be canceled simultaneously therewith on the Acquired Fund's books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.1.

         1.5 If any request shall be made for a change of the registration of shares of the Acquiring Fund to another person from the account of the stockholder in which name the shares are registered in the records of the Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

         1.6 Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, the Administrator of the Acquired Fund shall terminate the qualification, classification and registration of the Acquired Fund with all appropriate federal and state agencies. Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund and its Administrator up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9.

2 VALUATION

         2.1 The value of the Acquired Fund's Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund's then current Prospectus and Statement of Additional Information (which are expected to be similar in all material respects to the valuation procedures utilized by the Acquired Fund) on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

         2.2 The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund's then current Prospectus and Statement of Additional Information.

         2.3 All computations of value contemplated by this Article 2 shall be made by the Acquired Fund's Custodian in accordance with its regular practice as pricing agent and reviewed by its independent auditors. The Acquired Fund shall cause its Administrator to deliver a copy of its valuation report to the Acquiring Fund at the Closing.

3 CLOSING(S) AND CLOSING DATE

         3.1 The Closing for the Reorganization shall occur on February 29, 2000 and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of Ingenuity Capital Trust or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 a.m., local time on the Closing Date unless otherwise provided.

         3.2 The Acquiring Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

         3.3 Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of either Ingenuity Capital Trust or Firsthand Funds, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4 COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

         4.1 With respect to the Acquired Fund, Firsthand Funds has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for Firsthand Funds to terminate the Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. Firsthand Funds, on behalf of the Acquired Fund, shall prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting. The Proxy Materials prepared by Firsthand Funds shall not be deemed to include any disclosure concerning Ingenuity Capital Trust. Each of Firsthand Funds and Ingenuity Capital Trust have cooperated and shall continue to cooperate with the other, and have furnished and shall continue to furnish the other with the information relating to itself, and respectively, the Acquired Fund and the Acquiring Fund, that is required by the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act and the rules and regulations thereunder, to be included in the proxy statement.

         4.2 Firsthand Funds, on behalf of the Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         4.3 Firsthand Funds, on behalf of the Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

         4.4 Subject to the provisions hereof, Ingenuity Capital Trust, Trust on its own behalf and on behalf of the Acquiring Fund, and Firsthand Funds, on its own behalf and on behalf of the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

         4.5 Firsthand Funds, on behalf of the Acquired Fund, shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date.

         4.6 Ingenuity Capital Trust, on behalf of the Acquiring Fund, has prepared and filed with the Securities and Exchange Commission (the "SEC") a registration statement or an amendment to an existing registration statement on Form N-1A and a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), as applicable, relating to the Acquiring Fund Shares.

         4.7 As soon after the Closing Date as is reasonably practicable, Firsthand Funds, on behalf of the Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

         4.8 Following the transfer of assets by the Acquired Fund to the Acquiring Fund and the assumption of the Stated Liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, Firsthand Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the State of Delaware and other applicable requirements.

5 REPRESENTATIONS AND WARRANTIES

         5.1 Ingenuity Capital Trust, on behalf of the Acquiring Fund, represents and warrants to Firsthand Funds and the Acquired Fund as follows:

(a) Ingenuity Capital Trust was duly created pursuant to its Agreement and Declaration of Trust by its Trustees (the "Ingenuity Trustees") for the purpose of acting as a management investment company under the 1940 Act and is validly existing and in good standing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Ingenuity Trustees to manage the affairs of Ingenuity Capital Trust and grants them all powers necessary or desirable to carry out such responsibility, including administering Ingenuity Capital Trust's business as currently conducted by Ingenuity Capital Trust and as described in the current Prospectuses of Ingenuity Capital Trust. Ingenuity Capital Trust is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Ingenuity Capital Trust for itself and on behalf of the Acquiring Fund does not and will not (i) violate Ingenuity Capital Trust's Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which Ingenuity Capital Trust is a party or by which its properties or assets are bound.

(c) Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Ingenuity Capital Trust's knowledge, threatened against Ingenuity Capital Trust or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect Ingenuity Capital Trust or the Acquiring Fund's financial condition or the conduct of their business, Ingenuity Capital Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(d) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable; the shares of each class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold, and all shares to be issued in connection with the Reorganization will be offered and sold, in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder; and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

(e) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Ingenuity Capital Trust, the Ingenuity Trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of Ingenuity Capital Trust and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(f) On the effective date of the proxy statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Ingenuity Capital Trust with respect to the Acquiring Fund for use in the proxy statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

(g) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by Ingenuity Capital Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Ingenuity Capital Trust for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

         5.2 Firsthand Funds, on behalf of the Acquired Fund, represents and warrants to Ingenuity Capital Trust and the Acquiring Fund as follows:

(a) Firsthand Funds was duly created pursuant to its Declaration of Trust by the Trustees (the "Firsthand Trustees") for the purpose of acting as a management investment company under the 1940 Act and is validly existing and in good standing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Firsthand Trustees to manage the affairs of Firsthand Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Firsthand Funds' business as currently conducted by Firsthand Funds and as described in the current Prospectuses of Firsthand Funds. Firsthand Funds is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b) Until September 9, 1999, all of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; on September 9, 1999, all issued and outstanding shares of each class of the Acquired Fund were duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Acquired Fund did not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor was there outstanding any security convertible into any of its shares;

(c) The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by Firsthand Funds for itself and on behalf of the Acquired Fund does not and will not (i) violate Firsthand Funds' Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which Firsthand Funds is a party or by its properties or assets are bound;

(d) Except as previously disclosed in writing to the Acquiring Fund, to Firsthand Funds' knowledge, until September 9, 1999, no litigation or administrative proceeding or investigation of or before any court or governmental body was pending or threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business; on September 9, 1999, Firsthand Funds knew of no facts that might form the basis for the institution of any such proceeding or investigation, and until September 9, 1999 the Acquired Fund was not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affected, or is, reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(e) To Firsthhand Funds' knowledge, the Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Acquired Fund as of and for the period ended December 31, 1998, audited by Tait, Weller & Baker (copies of which have been or will be furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to Firsthand Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(f) Until September 9, 1999, all federal and other tax returns and reports of Firsthand Funds and the Acquired Fund required by law to be filed have been filed, and all taxes owed by Firsthand Funds or the Acquired Fund have been paid so far as due, and, to Firsthand Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

(g) To Firsthand Funds' knowledge, for each full and partial taxable year from its inception through September 9, 1999, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain that status;

(h) To Firsthand Funds' knowledge, at September 9, 1999, the Acquired Fund had good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder;

(i) The execution, delivery and performance of this Agreement on behalf of the Acquired Fund has been duly authorized by all necessary action on the part of Firsthand Funds and the Firsthand Trustees (other than approval of shareholders of the Acquired Fund), and this Agreement will constitute a valid and binding obligation of Firsthand Funds and the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(j) From the effective date of the Proxy Materials, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date: (i) the Proxy Materials will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and
(ii) any written information furnished by Firsthand Funds, on behalf of the Acquired Fund, for use in the Proxy Materials or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

(k) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by Firsthand Funds, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by Firsthand Funds for itself and on behalf of the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(l) The phrase "to Firsthand Funds' knowledge" means the actual, present knowledge of the officers of Firsthand Funds, excluding Kendrick W. Kam.

6 CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

                  The obligations of Firsthand Funds to consummate the Reorganization with respect to the Acquired Fund shall be subject to the performance by Ingenuity Capital Trust, for itself and on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund (except as may be waived in writing by Firsthand Funds):

         6.1 All representations and warranties of Ingenuity Capital Trust with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2 Ingenuity Capital Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by Ingenuity Capital Trust's President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that, to the best of such officer's knowledge and belief, the factual representations and warranties of Ingenuity Capital Trust with respect to the Acquiring Fund made herein are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

         6.3 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts described in the Prospectus of the Acquiring Fund included as part of a registration statement specified in paragraph 4.6.

         6.4 The Acquired Fund shall have received at the Closing a favorable opinion of Roy W. Adams, Jr., counsel to Ingenuity Capital Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

(a) Ingenuity Capital Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) Ingenuity Capital Trust is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Ingenuity Trustees to manage the affairs of Ingenuity Capital Trust and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquiring Fund's business as described in the current Prospectus of the Acquiring Fund; (c) the Acquiring Fund is a validly established separate series of Ingenuity Capital Trust, (d) this Agreement has been duly authorized, executed and delivered by Ingenuity Capital Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of Ingenuity Capital Trust, enforceable against Ingenuity Capital Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (e) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding, fully paid and non-assessable; and (f) a Registration Statement of Ingenuity Capital Trust has been filed with the SEC with respect to the Acquiring Fund and has become effective and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

7 CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

                  The obligations of Ingenuity Capital Trust to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by Firsthand Funds of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions (except as may be waived in writing by Ingenuity Capital Trust):

         7.1 All representations and warranties of Firsthand Funds with respect to the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date (except to the extent a different date is specified in the representation).

         7.2 Firsthand Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by Firsthand Funds' President, Secretary or Assistant Secretary, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Firsthand Funds with respect to the Acquired Fund made herein are true and correct at and as of the Closing Date except to the extent a different date is specified in the representations, and except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

         7.3 With respect to the Acquired Fund, the Board of Trustees of Firsthand Funds shall have determined that the Reorganization is in the best interests of the Acquired Fund and shall have made all the determinations required by Rule 17a-8 under the 1940 Act.

8 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

                  The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Firsthand Funds' Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

         8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

         8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC) deemed necessary by Ingenuity Capital Trust, on behalf of the Acquiring Fund, or Firsthand Funds, on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The registration statement of Ingenuity Capital Trust registering shares of the Acquiring Fund shall have become effective under the 1933 Act and the 1940 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.

         8.5 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders substantially all of the Acquired Fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryover).

         8.6 Firsthand Funds shall have received the opinion of legal counsel to Firsthand Funds (based on customary certificates and representations from Ingenuity Capital Trust, the Acquiring Fund and the Acquired Fund) substantially to the effect that, for federal income tax purposes:

(a) The transfer of substantially all of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares, as described above, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code");

(b) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares;

(c) No gain or loss will be recognized by the Acquired Fund's shareholders upon exchange of their shares of the Acquired Fund for the Acquiring Fund Shares;

(d) The tax basis of the Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by that shareholder immediately before the Reorganization;

(e) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which shares of the Acquired Fund exchanged therefor were held by that shareholder.

                  Notwithstanding anything herein to the contrary, neither the Acquiring Fund, nor the Acquired Fund may waive the condition set forth in this paragraph 8.6.

         8.7 Prior to the Closing, the unamortized organization expenses of the Acquired Fund as of the Applicable Valuation Date shall have been removed from the books of the Acquired Fund.

9 INDEMNIFICATION

         9.1 Ingenuity Capital Management and Ingenuity Capital Trust each agree severally to indemnify Firsthand Funds, its officers, trustees and their agents (the "Firsthand indemnified parties"), and Firsthand Funds agrees to indemnify Ingenuity Capital Trust, its officers, trustees and their agents (the "Ingenuity indemnified parties") from any and all claims, losses, judgments, liabilities, fines, penalties and interest (including all reasonable attorneys' fees and disbursements) that directly result from any actual breach or, in the case of claims by a third party only, any alleged breach by the other party of any representation, warranty or covenant set forth in this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties not later than two (2) years after the date of the Closing. Notwithstanding the above, no indemnification is hereby given for any act occurring after the Closing for which notice is not given within one (1) year after the date of such Closing.

10 EXPENSES

         10.1 The Acquiring Fund and the Acquired Fund shall each be reimbursed for any expenses incurred in connection with entering into and carrying out of the provisions of this Agreement, whether or not the transactions contemplated are consummated. Ingenuity Capital Management LLC has agreed to bear all expenses incurred in connection with the transactions contemplated in this Agreement, regardless whether or not the transactions contemplated are consummated.

11 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

         11.2 The representations, warranties, covenants, indemnifications and agreement as to expenses contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation and termination of this Agreement.

12 TERMINATION

         12.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by the mutual written consent of Acquiring Fund and the Acquired Fund.

         12.2 This Agreement may be terminated and the transactions contemplated hereby abandoned if approval of the Reorganization is revoked before the Closing by the Firsthand Trustees who are not interested persons of Firsthand Funds within the meaning of Section 2(a)(19) of the 1940 Act.

13 AMENDMENTS

                  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Firsthand Funds, acting on behalf of the Acquired Fund and the authorized officers of Ingenuity Capital Trust, acting on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 13 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

14 NOTICES

                  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For Ingenuity Capital Trust, on behalf of itself and the Acquiring Fund:

         Ingenuity Capital Trust, LLC
         26888 Almaden Court
         Los Altos, California 94022
         Attention:  Kendrick W. Kam
         Fax:  (650) 649-2651

With copies to:

         Roy W. Adams, Jr., Esq.
         1024 Country Club Drive, Suite 135
         Moraga, California 94556
         Fax:  (925) 631-0999

For Firsthand Funds, on behalf of itself and the Acquired Fund:

         Interactive Research Advisers, Inc.
         101 Park Center Plaza, Suite 1300
         San Jose, California 95113
         Attention: Kevin M. Landis
                    Omar N. Billawala
         Fax:  (408) 490-0291

15 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         15.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

         15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

         15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer, and attested by its Secretary.

                               INGENUITY CAPITAL TRUST,
                               for itself and on behalf of
                               Ingenuity Medical Specialists Fund

                               By: __________________________________

                               Title: _______________________________

                               FIRSTHAND FUNDS,
                               for itself and on behalf of
                               Firsthand Medical Specialists Fund

                               By: _________________________________

                               Title: ______________________________

Consented to (regarding Sections 9 and 10 only) by:

INGENUITY CAPITAL MANAGEMENT LLC

By: ______________________________

Title: ___________________________



                    -----------------------------------------
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE REORGANIZATION OF

                       FIRSTHAND MEDICAL SPECIALISTS FUND

                                      INTO

                       INGENUITY MEDICAL SPECIALISTS FUND
                    -----------------------------------------




                             INGENUITY CAPITAL TRUST
                         ------------------------------

                               26888 Almaden Court
                               Los Altos, CA 94022
                                 (650) 948-1216
                 -----------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY __, 2000
                     FOR REGISTRATION STATEMENT ON FORM N-14

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated January __, 2000, which has been filed by Ingenuity Capital Trust ("Ingenuity Trust") in connection with a Special Meeting of Shareholders of Firsthand Medical Specialists Fund of Firsthand Funds that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to Ingenuity Capital Trust at 26888 Almaden Court, Los Altos, California 94022 or by calling (650) 948-1216 or Firsthand Funds at 101 Park Center Plaza, Suite 1300, San Jose, California 95113 or by calling (408) 294-2200.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         Further information about Ingenuity Medical Specialists Fund (the "Acquiring Fund") is contained in the Acquiring Fund's Prospectus dated December 14, 1999. The Acquiring Funds' Statement of Additional Information, dated December 14, 1999, is incorporated by reference in this Statement of Additional Information and is available without charge by calling Ingenuity Capital Trust at (650) 948-1216.

         Further information about Firsthand Medical Specialists Fund (the "Acquired Fund") is contained in the Acquired Fund's Prospectus dated August 31, 1999, and the Annual Report of the Acquired Fund for the fiscal year ended December 31, 1998. The Acquired Funds' Statement of Additional Information (and other series of Firsthand Funds), dated May 11, 1999, is incorporated by reference in this Statement of Additional Information and is available without charge by calling the Firsthand Funds at (408) 294-2200.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
General Information..........................................................B-2
Documents Incorporated by reference..........................................B-2

                               GENERAL INFORMATION

         The shareholders of Firsthand Medical Specialists Fund (the "Acquired Fund") are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Firsthand Medical Specialists Fund (the "Acquired Fund") into Ingenuity Medical Specialists Fund (the "Acquiring Fund") (and the transactions contemplated thereby). The Plan contemplates the transfer of all or substantially all of the assets and liabilities of the Acquired Fund as of the Effective Date to the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. Immediately after the Effective Date, the Acquired Fund will distribute to its shareholders of record as of the close of business on the Effective Date the shares of the Acquiring Fund received. The shares of the Acquiring Fund that will be issued for distribution to the Acquired Fund's Shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held as of the Closing Date. Firsthand Funds will then take all necessary steps to terminate the qualification, registration and classification of the Acquired Fund. All issued and outstanding shares of the Acquired Fund will be canceled on the Acquired Fund's books. Shares of the Acquiring Fund will be represented only by book entries; no share certificates will be issued.

         A Special Meeting of the Acquired Fund's shareholders to consider the transactions will be held at the offices of Rickey's Hyatt Hotel, located at 4219 El Camino Real, Palo Alto, California 94306 on January __, 2000, at 10:00 a.m., local time.

                       DOCUMENTS INCORPORATED BY REFERNECE

         For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about Ingenuity Capital Trust, Firsthand Funds, the Acquiring Fund and the Acquired Fund, see (1) the Statement of Additional Information relating to Ingenuity Medical Specialists Fund dated December 14, 1999, and (2) the Combined Statement of Additional Information for the Firsthand Medical Specialists Fund (and other series of Firsthand Funds) dated May 11, 1999, which are incorporated herein by reference and are available without charge by calling Ingenuity Capital Trust at (650) 948-1216 or Firsthand Funds at (408) 294-2200.


                    -----------------------------------------
                                     PART C

                             INGENUITY CAPITAL TRUST

                                OTHER INFORMATION
                    -----------------------------------------



                             INGENUITY CAPITAL TRUST
                         -------------------------------

                                    FORM N-14
                         -------------------------------

                                     PART C
                         -------------------------------



ITEM 15. INDEMNIFICATION

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase, with Trust assets, insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "33 Act") may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 33 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 33 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

     (1) Amended and Restated Agreement and Declaration of Trust(1)

     (2) By-Laws(1)

     (3) Voting Trust Agreement - Not Applicable.

     (4) Form of Agreement and Plan of Reorganization is included in Part A.

     (5) Specimen Share Certificate - Not Applicable.

     (6) Investment Advisory Contract(1)

     (7) Underwriting Contract

     (8) Bonus or Profit Sharing Contracts--Not applicable.

     (9) Custodian Agreement(1)

     (10) Rule 12b-1 plan and Rule 18f-3 plan - Not applicable.

     (11) Consent and Opinion of Counsel as to legality of shares

     (12) Opinion and Consent as to Tax Matters
          (a) Legal opinion
          (b) Acquiring Fund's Representation Letter
          (c) Acquired Fund's Representation Letter

     (13) Other Material Contracts - Administration Agreement(1)

     (14) Independent Auditors' Consent - Not applicable.

     (15) Not Applicable.

     (16) Power of Attorney(1)

     (17) Not Applicable.

         (1) Incorporated by reference to the Fund's Registration Statement filed on Form N-14 September 16, 1999.

ITEM 17. UNDERTAKINGS.

                  (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

                  As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Los Altos and State of California, on the 11th day of January 2000.

                                                INGENUITY CAPITAL TRUST

                                                /S/ KENDRICK W. KAM*
                                                Kendrick W. Kam
                                                President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                             TITLE                         DATE

Kendrick W. Kam*           President, Treasurer, Trustee      January 11, 2000
------------------------   of Trustees
Kendrick W. Kam

Arthur L. Roth*            Chairman of the Board              January 11, 2000
------------------------   of Trustees
Arthur L. Roth

William J. Scilacci*       Trustee                            January 11, 2000
------------------------
William J. Scilacci


* By: /s/ Elaine E. Richards.
----------------------------------------------------
Elaine E. Richards, pursuant to a Power of Attorney filed herewith.